PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

3. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Prepayments	269,075	310,966
Deposits (a)	1,778,413	1,320,313
Others	527,706	1,202,755
	2,575,194	2,834,034

Note (a): The majority of the deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreements. The Group expects to recover the deposits if the programs fail or the agreements are cancelled.